Interim Consolidated Balance Sheets - USD ($)		Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Current assets:
Cash		$ 2,201	$ 2,155	$ 5,784
Cash in Transit
Trade Debtors		17,253	5,781	25,703
Inventory - Raw Materials
Prepaid expenses
Total current assets		19,454	7,936	31,487
Property and equipment, net		105,951	112,612	122,155
Investment in unconsolidated Joint Venture/Mining Rights
Other assets		52,320	50,171	34,031
Total assets		177,725	170,718	187,673
Current liabilities:
Accounts payable
Accrued expenses		778,221	611,899	1,134,446
Promissory Notes Payable
Convertible notes payable	[1]	91,166	91,166	128,466
Loan from related party		1,857,029	1,737,566	1,417,065
Derivative liabilities		703,439	726,871	1,333,021
Total current liabilities		3,429,855	3,167,502	4,012,998
Stockholders' deficit:
Preferred stock, value		23,000	23,000	3,000
Common stock, value		443,355	443,355	3,960
Additional paid-in capital		9,842,517	9,842,517	9,467,573
Accumulated deficit		(13,445,097)	(13,199,727)	(13,245,316)
Total stockholders' deficit, including non-controlling interest		(3,136,225)	(2,890,855)	(3,750,784)
Non-Controlling interest		(115,905)	(105,929)	(74,541)
Total stockholders' deficit		(3,252,130)	(2,996,784)	(3,825,324)
Total liabilities and stockholders' deficit		$ 177,725	170,718	187,673
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value			3,000	3,000
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value			$ 20,000	$ 20,000

[1]	See Note 6 for details of Convertible notes.